Financing Arrangements (Detail) (USD $)						1 Months Ended		1 Months Ended	2 Months Ended	5 Months Ended	1 Months Ended	0 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended			0 Months Ended	3 Months Ended						0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Dec. 31, 2010 Bank [Member]	Feb. 25, 2011 Cine Form [Member] Installment	Aug. 31, 2013 Stadium Builders License Agreement [Member]	Feb. 28, 2014 Stadium Builders License Agreement [Member]	Dec. 31, 2013 Stadium Builders License Agreement [Member]	Aug. 31, 2013 Stadium Builders License Agreement [Member] Santa Clara Stadium Authority [Member]	Dec. 21, 2012 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member]	Sep. 30, 2014 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member]	Sep. 30, 2014 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member]	Dec. 31, 2013 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member]	Dec. 21, 2012 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member]	Dec. 31, 2013 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member] Per Quarter in 2013 [Member]	Dec. 31, 2013 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member] Per Quarter in 2014 [Member]	Dec. 31, 2013 Syndicated Senior Secured Credit Facility [Member] Term Loan [Member] First Three Quarters of 2015 [Member]	Dec. 21, 2012 Syndicated Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Sep. 30, 2014 Syndicated Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Apr. 30, 2014 Syndicated Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Syndicated Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 21, 2012 Syndicated Senior Secured Credit Facility [Member] Revolving Credit Facility [Member]	Dec. 31, 2013 Syndicated Senior Secured Credit Facility [Member] Line of Credit [Member]	Dec. 31, 2013 Syndicated Senior Secured Credit Facility [Member] Standby Letters of Credit [Member]	Dec. 21, 2012 Syndicated Senior Secured Credit Facility [Member] Line of Credit [Member]	Dec. 21, 2012 Syndicated Senior Secured Credit Facility [Member] Line of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility borrowing capacity				$ 50,000,000	$ 15,000,000	$ 5,000,000										$ 120,000,000								$ 50,000,000		$ 20,000,000		$ 170,000,000
Net proceeds from issuance of debt																											127,600,000
Debt issuance and lender costs																											2,400,000
Quarterly principal repayments																	1,500,000	3,000,000	6,000,000
Balance due on principal debt															84,000,000
Basis spread on variable contractual rate (percent)						1.75%						2.50%								2.50%
Contractual interest rate (percent)							7.00%				8.50%					3.06%								2.81%
Effective interest rate on debt instrument (percent)															3.79%	3.71%
Contractual principal prepayment obligation classified as a current liability																									48,500,000
Amount of debt instrument outstanding															114,000,000								0
Unamortized discount on debt instrument															400,000
Credit facility borrowing capacity, terminated																						20,000,000
Repayment of debt														108,000,000
Interest expense													600,000								500,000
Cost of license agreement								4,000,000			3,200,000
Debt Instrument, Term											10 years
Required annual payments under license agreement											400,000
Payments for license agreement obligations									3,600,000	400,000
Long-term asset recorded for license agreement	4,062,000	4,000,000	0							4,000,000
Liability recorded under license agreement										3,600,000
Line of credit facility, expiration date						Dec. 27, 2011
Notes payable							$ 760,000
Number of quarterly installments							6